RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) ¥ in Thousands, $ in Thousands		Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Due to related parties (note 3)		¥ 103,905	$ 15,560	¥ 42,284
Companies controlled by the Company's directors [Member]
Due to related parties (note 3)		1,585		1,511
Ex-shareholders of State Harvest [Member]
Due to related parties (note 3)		16		16
Xinjiang Ginbo Seeds Center [Member]
Due to related parties (note 3)	[1]	10,000		10,054
Henan Agriculture University [Member]
Due to related parties (note 3)		1,000		1,000
Beijing Shihui Agriculture Ltd [Member]
Due to related parties (note 3)	[2]	¥ 91,304		¥ 29,703

[1]	Xinjiang Origin, the subsidiary of the Company, has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2016, which is unsecured, interest-free and repayable on demand.
[2]	The balance as of September 30, 2016 represented the advance from Beijing Shihui for its seed sales.